NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current Assets	$ 1,512	$ 1,632	$ 1,553
Non-Current Assets	27,965	19,643	16,182
Current Liabilities	1,564	1,515	1,210
Non-Current Liabilities	14,439	10,116	$ 9,349
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Current Assets	1,430	1,542
Non-Current Assets	19,770	13,034
Current Liabilities	1,465	1,402
Non-Current Liabilities	12,699	8,620
Non-Controlling Interest in Operating Subsidiaries	5,873	2,771
Partnership Capital	1,163	1,783
U.K. regulated distribution
Disclosure of subsidiaries [line items]
Current Assets	107	65
Non-Current Assets	3,550	2,985
Current Liabilities	281	154
Non-Current Liabilities	2,261	1,919
Non-Controlling Interest in Operating Subsidiaries	217	183
Partnership Capital	898	794
Australian regulated terminal
Disclosure of subsidiaries [line items]
Current Assets	38	27
Non-Current Assets	2,229	2,162
Current Liabilities	34	(9)
Non-Current Liabilities	2,035	1,926
Non-Controlling Interest in Operating Subsidiaries	62	70
Partnership Capital	136	202
Colombian regulated distribution
Disclosure of subsidiaries [line items]
Current Assets	68	55
Non-Current Assets	764	701
Current Liabilities	26	27
Non-Current Liabilities	438	369
Non-Controlling Interest in Operating Subsidiaries	302	294
Partnership Capital	66	66
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets	322
Non-Current Assets	5,990
Current Liabilities	73
Non-Current Liabilities	2,015
Non-Controlling Interest in Operating Subsidiaries	3,081
Partnership Capital	1,143
U.K. port operation
Disclosure of subsidiaries [line items]
Current Assets	44	42
Non-Current Assets	880	754
Current Liabilities	133	108
Non-Current Liabilities	353	324
Non-Controlling Interest in Operating Subsidiaries	179	150
Partnership Capital	259	214
Australian port operation
Disclosure of subsidiaries [line items]
Current Assets	163	142
Non-Current Assets	628	587
Current Liabilities	101	94
Non-Current Liabilities	218	205
Non-Controlling Interest in Operating Subsidiaries	346	315
Partnership Capital	126	115
Chilean toll roads
Disclosure of subsidiaries [line items]
Current Assets	84	102
Non-Current Assets	1,116	1,069
Current Liabilities	59	50
Non-Current Liabilities	989	941
Non-Controlling Interest in Operating Subsidiaries	75	89
Partnership Capital	77	91
Brazilian toll roads
Disclosure of subsidiaries [line items]
Current Assets		42
Non-Current Assets		466
Current Liabilities		27
Non-Current Liabilities		0
Non-Controlling Interest in Operating Subsidiaries		189
Partnership Capital		292
Peruvian toll roads
Disclosure of subsidiaries [line items]
Current Assets	101	127
Non-Current Assets	1,356	1,261
Current Liabilities	18	27
Non-Current Liabilities	674	635
Non-Controlling Interest in Operating Subsidiaries	644	610
Partnership Capital	121	116
Indian toll roads
Disclosure of subsidiaries [line items]
Current Assets	58	52
Non-Current Assets	256	264
Current Liabilities	30	36
Non-Current Liabilities	185	186
Non-Controlling Interest in Operating Subsidiaries	60	58
Partnership Capital	39	36
North American gas storage operation
Disclosure of subsidiaries [line items]
Current Assets	206	199
Non-Current Assets	1,259	1,141
Current Liabilities	244	136
Non-Current Liabilities	409	478
Non-Controlling Interest in Operating Subsidiaries	502	452
Partnership Capital	310	274
Canadian district energy operation
Disclosure of subsidiaries [line items]
Current Assets	75	15
Non-Current Assets	699	570
Current Liabilities	55	13
Non-Current Liabilities	394	290
Non-Controlling Interest in Operating Subsidiaries	243	209
Partnership Capital	82	73
U.S. district energy operation
Disclosure of subsidiaries [line items]
Current Assets	37	43
Non-Current Assets	799	697
Current Liabilities	19	62
Non-Current Liabilities	668	537
Non-Controlling Interest in Operating Subsidiaries	78	73
Partnership Capital	71	68
Holding LP and other
Disclosure of subsidiaries [line items]
Current Assets	127	631
Non-Current Assets	244	377
Current Liabilities	392	677
Non-Current Liabilities	2,060	810
Non-Controlling Interest in Operating Subsidiaries	84	79
Partnership Capital	$ (2,165)	$ (558)